CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues: (include transactions with related parties of RMB34,702, RMB67,844 and RMB182,586 for the years ended December 31, 2022, 2023 and 2024, respectively)
Net revenues	¥ 5,625,919	$ 770,748	¥ 5,389,208	¥ 5,013,182
Cost of revenues: (include transactions with related parties of RMB87,007, RMB111,332 and RMB86,275 for the years ended December 31, 2022, 2023 and 2024, respectively)
Cost of revenues	(2,877,428)	(394,206)	(2,621,746)	(2,426,766)
Gross profit	2,748,491	376,542	2,767,462	2,586,416
Operating expenses:
Sales and marketing expenses (include transactions with related parties of RMB15,037, RMB15,060 and RMB10,411 for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,872,586)	(256,543)	(2,268,428)	(2,328,095)
Research and development expenses (include transactions with related parties of RMB49,550, RMB44,906 and RMB25,380 for the years ended December 31, 2022, 2023 and 2024, respectively)	(539,998)	(73,980)	(743,364)	(803,791)
General and administrative expenses (include transactions with related parties of RMB11,501, RMB9,009 and RMB9,096 for the years ended December 31, 2022, 2023 and 2024, respectively)	(187,086)	(25,631)	(221,996)	(229,210)
Total operating expenses	(2,599,670)	(356,154)	(3,233,788)	(3,361,096)
(Loss)/Income from operations	148,821	20,388	(466,326)	(774,680)
Interest income	3,919	537	8,348	12,908
Interest expense (include interest expense charged by related parties of RMB45,607, RMB69,472 and RMB73,090 for the years ended December 31, 2022, 2023 and 2024, respectively)	(73,090)	(10,013)	(69,472)	(45,607)
Others, net (Note 15)	1,585	217	(11,578)	81,445
(Loss)/Income before tax	81,235	11,129	(539,028)	(725,934)
Income tax expenses	(6,009)	(823)	(11,089)	(13,844)
Net (loss)/income from continuing operations	75,226	10,306	(550,117)	(739,778)
Net loss from discontinued operations				(6,105)
Net (loss)/income	75,200	10,306	(550,117)	(745,883)
Net loss attributable to noncontrolling interests	6,987	957	182	18,851
Net (loss)/income attributable to ordinary shareholders of the Company	82,213	11,263	(549,935)	(727,032)
Including:
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company	82,213	11,263	(549,935)	(720,927)
Net loss from discontinued operations attributable to ordinary shareholders of the Company				(6,105)
Net (loss)/income	75,200	10,306	(550,117)	(745,883)
Other comprehensive loss:
Foreign currency translation adjustment	(10,997)	(1,507)	(8,448)	(37,740)
Total other comprehensive loss	(10,997)	(1,507)	(8,448)	(37,740)
Total comprehensive (loss)/income	64,229	8,799	(558,565)	(783,623)
Comprehensive loss attributable to noncontrolling interests	6,987	957	182	18,851
Comprehensive (loss)/income attributable to ordinary shareholders of the Company	¥ 71,216	$ 9,756	¥ (558,383)	¥ (764,772)
Net (loss)/income per ordinary share/ADS
Basic | (per share)	¥ 0.7	$ 0.1	¥ (4.53)	¥ (5.88)
-Continuing operations | (per share)	0.7	0.1	(4.53)	(5.83)
-Discontinued operations | ¥ / shares				(0.05)
Diluted | (per share)	0.7	0.1	(4.53)	(5.88)
-Continuing operations | (per share)	¥ 0.7	$ 0.1	¥ (4.53)	(5.83)
-Discontinued operations | ¥ / shares				¥ (0.05)
Weighted average number of ordinary shares/ADSs
Basic | shares	117,426,938	117,426,938	121,381,857	123,597,604
Diluted | shares	118,173,469	118,173,469	121,381,857	123,597,604
Learning services [Member]
Net revenues: (include transactions with related parties of RMB34,702, RMB67,844 and RMB182,586 for the years ended December 31, 2022, 2023 and 2024, respectively)
Net revenues	¥ 2,747,290	$ 376,378	¥ 3,148,114	¥ 3,084,375
Cost of revenues: (include transactions with related parties of RMB87,007, RMB111,332 and RMB86,275 for the years ended December 31, 2022, 2023 and 2024, respectively)
Cost of revenues	(1,060,177)	(145,244)	(1,159,357)	(1,172,703)
Gross profit	1,687,113		1,988,757	1,911,672
Smart devices [Member]
Net revenues: (include transactions with related parties of RMB34,702, RMB67,844 and RMB182,586 for the years ended December 31, 2022, 2023 and 2024, respectively)
Net revenues	903,669	123,802	909,192	1,256,446
Cost of revenues: (include transactions with related parties of RMB87,007, RMB111,332 and RMB86,275 for the years ended December 31, 2022, 2023 and 2024, respectively)
Cost of revenues	(553,620)	(75,845)	(552,810)	(765,641)
Gross profit	350,049		356,382	490,805
Online marketing services [Member]
Net revenues: (include transactions with related parties of RMB34,702, RMB67,844 and RMB182,586 for the years ended December 31, 2022, 2023 and 2024, respectively)
Net revenues	1,974,960	270,568	1,331,902	672,361
Cost of revenues: (include transactions with related parties of RMB87,007, RMB111,332 and RMB86,275 for the years ended December 31, 2022, 2023 and 2024, respectively)
Cost of revenues	(1,263,631)	$ (173,117)	(909,579)	(488,422)
Gross profit	¥ 711,329		¥ 422,323	¥ 183,939